TAXATION - Loss by tax jurisdictions (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2024 CNY (¥)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2022 CNY (¥)
TAXATION
Loss from the Chinese mainland operations	¥ 520,193		¥ 461,858	¥ 1,402,607
Loss from the non-Chinese mainland operations	1,535,276		1,500,697	610,239
Total losses before tax	¥ 2,055,469	$ 281,599	¥ 1,962,555	¥ 2,012,846